As filed with the Securities and Exchange Commission on or about August 3, 2001

                                        Securities Act Registration No. 33-61358
                                Investment Company Act Registration No. 811-7656

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
         Pre-Effective Amendment No.                                   [ ]
                                     -------

         Post-Effective Amendment No.    25                            [X]
                                      ------
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]
         Amendment No.    27                                           [X]
                       -------
                        (Check appropriate box or boxes)

                     STRONG CONSERVATIVE EQUITY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
       Menomonee Falls, Wisconsin                                        53051
(Address of Principal Executive Offices)                              (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 359-3400
                             Elizabeth N. Cohernour
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)


         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box).

                  [X] immediately upon filing pursuant to paragraph (b) of Rule 485
                  [ ] on (date) pursuant to paragraph (b) of Rule 485
                  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
                  [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
                  [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
                  [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

                  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 3rd day of August 2001.

                                 STRONG CONSERVATIVE EQUITY FUNDS, INC.
                                 (Registrant)

                                 BY: /S/ ELIZABETH N. COHERNOUR
                                 -----------------------------------------------
                                     Elizabeth N. Cohernour, Vice President
                                     and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

        NAME                                                  TITLE                                   DATED
                                                                                                      AS OF

                                                Chairman of the Board (Principal Executive
/S/ RICHARD S. STRONG                           Officer) and a Director                          August 3, 2001
-----------------------------------------------
Richard S. Strong

                                                Treasurer (Principal Financial and
/S/ JOHN W. WIDMER                              Accounting Officer)                              August 3, 2001
-----------------------------------------------
John W. Widmer


                                                Director                                         August 3, 2001
-----------------------------------------------
Marvin E. Nevins*


                                                Director                                         August 3, 2001
-----------------------------------------------
Willie D. Davis*


                                                Director                                         August 3, 2001
-----------------------------------------------
William F. Vogt*


                                                Director                                         August 3, 2001
-----------------------------------------------
Stanley Kritzik*


                                                Director                                         August 3, 2001
-----------------------------------------------
Neal Malicky*

* Susan A. Hollister signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A.

                                       BY: /S/ SUSAN A. HOLLISTER
                                       -----------------------------------------
                                            Susan A. Hollister

                                  EXHIBIT INDEX

                                                                                                       EDGAR
EXHIBIT NO.                         EXHIBIT                                                          EXHIBIT NO.
-----------                         -------                                                          -----------
(d)                 Amended and Restated Investment Advisory Agreement                                 EX-99.d
(m)                 Amended and Restated Rule 12b-1 Distribution Plan                                  EX-99.m
(n)                 Amended and Restated Rule 18f-3 Multiple Class Plan                                EX-99.n
